Share Capital, Share Premium, Reserves - Capital and share premium (Details) € / shares in Units, $ in Millions																		12 Months Ended
	Nov. 15, 2024 EUR (€) € / shares shares	Oct. 09, 2024 EUR (€) € / shares shares	Oct. 09, 2024 USD ($)	Sep. 25, 2024 EUR (€) € / shares shares	Sep. 03, 2024 EUR (€) € / shares shares	Jun. 24, 2024 EUR (€) € / shares shares	Jun. 03, 2024 EUR (€) € / shares shares	May 28, 2024 EUR (€) € / shares shares	Apr. 17, 2024 EUR (€) € / shares shares	Mar. 06, 2024 EUR (€) € / shares shares	Aug. 29, 2023 EUR (€) € / shares shares	Jul. 14, 2023 EUR (€) € / shares shares	Apr. 17, 2023 EUR (€) € / shares shares	Mar. 30, 2023 EUR (€) € / shares shares	Mar. 29, 2023 EUR (€) € / shares shares	Sep. 21, 2020 EUR (€)	Jan. 01, 2020	Dec. 31, 2024 EUR (€) € / shares shares	Dec. 31, 2023 EUR (€) € / shares shares	Jan. 01, 2023 EUR (€) € / shares shares	Dec. 31, 2022 shares
Share Capital, Share Premium, Reserves
Stock split ratio																	500
Direct-attributable transaction costs																€ 6,500,000		€ 7,600,000
Number of shares issued | shares		3,000,000					300,000	5,374,755
Outstanding common shares | shares																		37,427,265	28,673,985		25,846,279
Share capital																		€ 6,430,000	€ 4,926,000
Share premium before deduction of transaction costs																		€ 332,600,000	€ 260,600,000
Issuance of shares for cash			$ 24.6				€ 2,600,000	€ 45,900,000
Common shares
Share Capital, Share Premium, Reserves
Number of shares issued | shares	38,250	3,000,000		2,250	13,750	12,625	300,000	5,374,755	3,000	8,650	10,000	2,000	375,000	2,047,544	393,162
Outstanding common shares | shares																		37,427,265	28,673,985	25,846,279
Total of shares
Share Capital, Share Premium, Reserves
Number of shares issued | shares	38,250	3,000,000		2,250	13,750	12,625	300,000	5,374,755	3,000	8,650	10,000	2,000	375,000	2,047,544	393,162
Outstanding common shares | shares																		37,427,265	28,673,985	25,846,279
Par value
Share Capital, Share Premium, Reserves
Par value per share | € / shares	€ 0.17	€ 0.17		€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17	€ 0.17			€ 0.17	€ 0.17	€ 0.17
Share capital
Share Capital, Share Premium, Reserves
Share capital																		€ 6,430,000	€ 4,926,000	€ 4,440,000
Exercise of warrants (equity)	€ 7,000			€ 1,000	€ 2,000	€ 2,000			€ 1,000	€ 1,000	€ 2,000
Issuance of shares for cash		€ 515,000					€ 52,000	€ 923,000					€ 65,000	€ 351,000	€ 68,000
Share premium
Share Capital, Share Premium, Reserves
Direct-attributable transaction costs	3,700,000												340,000					3,730,000	340,000
Share capital																		332,579,000	260,631,000	€ 242,440,000
Exercise of warrants (equity)	€ 198,000			€ 12,000	€ 72,000	€ 66,000			€ 16,000	€ 61,000	€ 50,000	€ 10,000
Issuance of shares for cash		€ 24,071,000					€ 2,506,000	€ 44,946,000					€ 2,651,000	€ 12,999,000	€ 2,481,000			€ 71,522,000	€ 18,132,000